FAIR VALUE OF DERIVATIVE LIABILITIES - Changes in fair value of the derivative liabilities measured on a recurring basis (Details) - Derivative Financial Instruments, Liabilities [Member] - Level 3 - USD ($)
	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 2,373,000	$ 2,214,000	$ 2,214,000	$ 2,765,000
Derivative liability on bridge notes payable and bridge notes payable, related parties	3,614,000	0
(Gain) loss included in earnings	(1,311,700)	76,000	159,000	(551,000)
Write off of derivative liabilities in connection with debt conversion	(4,675,300)	0
Balance, end of period	$ 0	$ 2,290,000	$ 2,373,000	$ 2,214,000